Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2020	2019
Current:
Federal	$(2)	$(3)
State	100	163
Total current income taxes	98	160
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$98	$160

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2020	2019
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$68	$71
Reserves not deductible until paid	55	154
Net operating loss carryforwards
Federal	2,170	1,646
State	816	749
Federal tax credit	733	653
Business interest expense carryforward	-	235
Operating lease liabilities	416	-
Other	69	115
Gross deferred tax assets	4,327	3,623
Less valuation allowance	(2,269)	(2,043)
Deferred tax assets net of valuation allowance	$2,058	$1,580

Deferred tax liabilities:
Property and equipment	$(1,552)	$(1,517)
Operating lease right of use assets	(416)	-
Other	(82)	(55)
Gross deferred tax liabilities	$(2,050)	$(1,572)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019
Income (loss) before income taxes	$52	$(375)
Less net loss attributable to non-controlling interest in subsidiary	(60)	(80)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	112	(295)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	24	(62)
State income taxes, net of federal income tax benefits	79	128
Change in valuation allowance	226	162
Increase in available federal tax credit	(80)	(97)
Other nondeductible expenses	16	39
Other nontaxable income	(168)	-
Other, net	1	(10)
Total provision for income taxes	$98	$160